Label	Element	Value
Ultra Short Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

April 24, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated April 24, 2020 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2020

Ultra-Short Income Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Short Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 1, 2020, the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective July 1, 2020, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Ultra Short Income Portfolio | Class IR
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[1]
Ultra Short Income Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[1]
Ultra Short Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[1],[2],[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense limitation arrangement.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	166
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 680

[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.30% for Institutional Class and 0.45% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[2]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense limitation arrangement.